Dividends	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Dividends

	US Dollars
Figures in million	2017	2016	2015
Ordinary shares
Dividend number 118 of 130 SA cents per share was declared on 21 February 2017 and paid on 7 April 2017. (10 US cents per share)	39	—	—
	39	—	—